Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Financing receivable recorded investment number of days past due	90 days
Increase in non-performing loans	$ 4,700	$ 9,500
Increase of non-performing loans	4,800,000
Nonaccrual loan	$ 1,300,000